Long-Term Debt, net - Interest and finance costs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Long-Term Debt, net
Interest on secured and unsecured credit facilities			$ 34,541	$ 27,437
Less: Interest capitalized			(16,320)	(9,268)
Amortization of debt issuance costs & debt discount			1,765	1,545
Interest and finance costs	$ 8,127	$ 9,711	$ 19,986	$ 19,714